Share-Based Compensation - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options:
Outstanding at beginning of year (in shares)	2,996,000	2,887,000	4,892,000
Granted (in shares)	550,527	687,685	613,473
Exercised (in shares)	(730,000)	(500,000)	(2,586,000)
Forfeited/canceled (in shares)	(122,000)	(79,000)	(32,000)
Outstanding at end of year (in shares)	2,695,000	2,996,000	2,887,000
Options exercisable at year-end (in shares)	1,758,000	1,877,000	1,439,000
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 32.78	$ 28.07	$ 23.83
Granted (in dollars per share)	54.97	47.01	39.01
Exercised (in dollars per share)	30.05	23.43	22.68
Forfeited/canceled (in dollars per share)	52.76	43.49	20.79
Outstanding at end of year (in dollars per share)	37.15	32.78	28.07
Options exercisable at year-end (in dollars per share)	31.00	28.45	25.17
Stock options
Weighted average fair value of options granted during the year (in dollars per share)	$ 10.85	$ 8.50	$ 8.27
Outstanding, Average remaining contractual life	6 years 10 months 24 days
Outstanding, Aggregate intrinsic value	$ 112,964
Exercisable, Average remaining contractual life	6 years 1 month 6 days
Exercisable, Aggregate intrinsic value	$ 84,572